Employee Benefit Plans - Amounts Recognized on the Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Other Assets	$ 145,686	$ 182,124
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets	246	1,710
Accrued Expenses And Other Liabilities	(67)	0
Net Amount Recognized at December 31	179	1,710	[1]
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets	1,096	809
Accrued Expenses And Other Liabilities	(1,172)	(1,198)
Net Amount Recognized at December 31	(76)	(389)	[1]
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets	0	0
Accrued Expenses And Other Liabilities	(1,528)	(1,596)
Net Amount Recognized at December 31	(1,528)	(1,596)	[1]
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Assets	342	33
Accrued Expenses And Other Liabilities	(304)	(258)
Net Amount Recognized at December 31	$ 38	$ (225)	[1]

[1]	The measurement date for the Qualified Pension Plans, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans was December 31 of each year reported.